DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
DEPOSITS
Summary of deposits

	At December 31,
	2013	2012
Noninterest-bearing	$55,263,604	$60,330,245
Interest-bearing transaction accounts	292,542,353	223,830,488
Savings	27,174,489	25,689,456
Time	127,559,246	150,523,857

	$502,539,692	$460,374,046

Summary of interest expense on deposits
	Year Ended
	December 31,
	2013	2012
Interest-bearing transaction accounts	$1,018,327	$1,203,755
Savings	77,990	115,143
Time	1,673,368	2,514,712

	$2,769,685	$3,833,610

Schedule of maturities of time deposit
Year Ending December 31,	Amount
2014	$59,551,611
2015	22,025,292
2016	20,281,211
2017	19,552,462
2018	6,032,473
Thereafter	116,197

$127,559,246